SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
SEGMENT INFORMATION

18. SEGMENT INFORMATION

The Group is mainly engaged in the business of smart wearable technology development. The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer of the Group, who reviews financial information of operating segments when making decisions about allocating resources and assessing performance of the Group. An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s CODM. During the years ended December 31, 2017, 2018 and 2019, the Group identified two operating segments. Those segments include Xiaomi Wearable Products and Self-branded products and others. The wearable products segment comprise of sales of Xiaomi-branded products. The self-branded products and others segment comprises of self-branded products. Both Xiaomi Wearable Product and Self-branded products and others have been identified as reportable segments. The Group primarily operates in the PRC and long-lived assets are mostly located in the PRC.

The Group’s CODM evaluates performance based on each reporting segment’s revenue, costs of revenues and gross profit. Revenues, cost of revenues and gross profits by segment are presented below. Separate financial information of operating income by segment is not available.

	For the year ended December 31, 2017
	Xiaomi	Self-branded
	Wearable	products
	Products	and others	Total
	RMB	RMB	RMB
Revenues	1,614,512	434,384	2,048,896
Cost of revenues	1,232,792	321,402	1,554,194
Gross Profit	381,720	112,982	494,702

	For the year ended December 31, 2018
	Xiaomi	Self-branded
	Wearable	products
	Products	and others	Total
	RMB	RMB	RMB
Revenues	2,439,534	1,205,801	3,645,335
Cost of revenues	1,883,509	822,376	2,705,885
Gross Profit	556,025	383,425	939,450

	For the year ended December 31, 2019
	Xiaomi	Self-branded
	Wearable	products
	Products	and others	Total
	RMB	RMB	RMB
Revenues	4,193,665	1,618,590	5,812,255
Cost of revenues	3,296,696	1,047,816	4,344,512
Gross Profit	896,969	570,774	1,467,743

The Group does not evaluate its segment on a fully allocated cost basis nor does the Group keeps track of segment assets separately.